Annual Total Returns [BarChart] - COLORADO BONDSHARES A TAX EXEMPT FUND - COLORADO BONDSHARES A TAX EXEMPT FUND	Jan. 28, 2021 [1]
Bar Chart Table:
Annual Return 2011	6.42%
Annual Return 2012	5.15%
Annual Return 2013	1.74%
Annual Return 2014	5.89%
Annual Return 2015	4.75%
Annual Return 2016	2.52%
Annual Return 2017	6.64%
Annual Return 2018	4.57%
Annual Return 2019	6.47%
Annual Return 2020	5.00%

[1]	The Fund’s return for the period for the quarter ending December 31, 2020 was 2.08%.